Revenues and other income - Other income and revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and other income
Gains from sale of assets and businesses	€ 152	€ 454	€ 3,288
Other proceeds	1,008	662	770
Other revenue	€ 1,160	€ 1,116	€ 4,058